Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2013
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2014
Prospectus Date	rr_ProspectusDate	Jan. 01, 2014
Supplement [Text Block]	jhfii_SupplementTextBlock

John Hancock Funds II

Supplement dated 7-1-14 to the current Class A Prospectus

Natural Resources Fund (the "Fund")

As of the Effective Date, the fund is changing its Investment objective to the following:

To seek long-term capital appreciation.

In "Fund summary," the "Annual fund operating expenses" and "Expense example" tables are revised and restated in their entirety as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee[1]	0.98
Distribution and service (Rule 12b-1) fees	0.30
Other expenses[2]	0.46
Total annual fund operating expenses	1.74
Contractual expense reimbursement[3,4]	-0.16
Total annual fund operating expenses after expense reimbursements	1.58

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014.

[2] "Other expenses" have been restated to reflect current transfer agency and service fees.

[3] The advisor has contractually agreed to waive its advisory fees so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

4 To the extent that expenses of Class A shares exceed 1.58% of average annual net assets (on an annualized basis) attributable to Class A shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Expenses ($)	Class A
1 year	653
3 years	1,006
5 years	1,382
10 years	2,437

The information under "Principal investment strategies" in the "Fund summary" is revised and restated in its entirety as follows:

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards ("GICS") industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund's assets when the subadvisor deems it advisable to do so.

Jennison's Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison's proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company's ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

The information under "Principal risks" in the "Fund summary" is revised to include the following:

Master limited partnership risk. Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; and extreme weather or other natural or man-made disasters.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Although the performance information in the "Past performance" section of the "Fund summary" will remain the same, the first paragraph under "Past performance" is revised and restated as follows:

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our website: www.jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday""Thursday between 8:00 AM and 7:00 PM and on Fridays between 8:00 AM and 6:00 PM, Eastern Time.

John Hancock Funds II

Supplement dated 7-1-14 to the current Class 1 Prospectus

Natural Resources Fund (the "Fund")

As of the Effective Date, the fund is changing its "Investment objective" to the following:

To seek long-term capital appreciation.

In "Fund summary," the "Annual fund operating expenses" and "Expense example" tables are revised and restated in their entirety as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee[1]	0.98
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.08
Total annual fund operating expenses	1.11
Contractual expense reimbursement[2]	-0.09
Total annual fund operating expenses after expense reimbursements	1.02

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014.

[2] The advisor has contractually agreed to waive its advisory fees so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Also in "Fund summary," the "Expense example" table is revised and restated in its entirety as follows:

Expenses ($)	Class 1
1 year	104
3 years	344
5 years	603
10 years	1,344

The information under "Principal investment strategies" in the "Fund summary" is revised and restated in its entirety as follows:

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards ("GICS") industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund's assets when the subadvisor deems it advisable to do so.

Jennison's Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison's proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company's ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

The information under "Principal risks" in the Fund summary is revised to include the following risks:

Master limited partnership risk. Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; and extreme weather or other natural or man-made disasters.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Although the performance information in the Past performance section in the Fund summary will remain the same, the first paragraph under the heading Past performance is revised and restated as follows:

This graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based securities market indexes for reference). This information may help provide an indication of the fund's risks by comparing the fund's performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Prior to the close of business on July 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

John Hancock Funds II

Supplement dated 7-1-14 to the current Class I Prospectus

Natural Resources Fund (the "Fund")

As of the Effective Date, the fund is changing its Investment objective to the following:

To seek long-term capital appreciation.

In "Fund summary," the "Annual fund operating expenses" and "Expense example" tables are revised and restated in their entirety as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee[1]	0.98
Other expenses[2]	0.44
Total annual fund operating expenses	1.42
Contractual expense reimbursement[3]	-0.09
Total annual fund operating expenses after expense reimbursements	1.33

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014.

[2] "Other expenses" have been restated to reflect current transfer agency and service fees.

[3] The advisor has contractually agreed to waive its advisory fees so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	Class I
1 year	135
3 years	440
5 years	768
10 years	1,694

The information under "Principal investment strategies" in the "Fund summary" is revised and restated in its entirety as follows:

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards ("GICS") industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund's assets when the subadvisor deems it advisable to do so.

Jennison's Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison's proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company's ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

The information under "Principal risks" in the "Fund summary" is revised to include the following:

Master limited partnership risk. Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; and extreme weather or other natural or man-made disasters.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Although the performance information in the "Past performance" section of the "Fund summary" will remain the same, the first paragraph under "Past performance" is revised and restated as follows:

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our website: www.jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696, between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

John Hancock Funds II

Supplement dated 7-1-14 to the current Class R6 Prospectus

Natural Resources Fund (the "Fund")

As of the Effective Date, the fund is changing its Investment objective to the following:

To seek long-term capital appreciation.

In "Fund summary," the "Annual fund operating expenses" and "Expense example" tables are revised and restated in their entirety as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee[1]	0.98
Other expenses	15.18
Total annual fund operating expenses	16.16
Contractual expense reimbursement[2,3]	-15.17
Total annual fund operating expenses after expense reimbursements	0.99

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014.

[2] The advisor has contractually agreed to waive its advisory fees so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[3] The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Expense Waiver). The Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Expense Waiver to the extent that expenses of Class R6 shares exceed 1.28% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Expenses ($)	Class R6
1 year	101
3 years	3,098
5 years	5,463
10 years	9,419

The information under "Principal investment strategies" in the "Fund summary" is revised and restated in its entirety as follows:

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards ("GICS") industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund's assets when a subadvisor deems it advisable to do so.

Jennison's Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison's proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company's ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

The information under "Principal risks" in the "Fund summary" is revised to include the following:

Master limited partnership risk. Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; and extreme weather or other natural or man-made disasters.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Although the performance information in the "Past performance" section of the "Fund summary" will remain the same, the first paragraph under "Past performance" is revised and restated as follows:

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our website: www.jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696, between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

John Hancock Funds II

Supplement dated 7-1-14 to the current Class NAV Prospectus

Natural Resources Fund (the "Fund")

As of the Effective Date, the fund is changing its Investment objective to the following:

To seek long-term capital appreciation.

In "Fund summary," the "Annual fund operating expenses" and "Expense example" tables are revised and restated in their entirety as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee[1]	0.98
Other expenses	0.08
Total annual fund operating expenses	1.06
Contractual expense reimbursement[2]	-0.09
Total annual fund operating expenses after expense reimbursements	0.97

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014.

[2] The advisor has contractually agreed to waive its advisory fees so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	Class NAV
1 year	99
3 years	328
5 years	576
10 years	1,286

The information under "Principal investment strategies" in the "Fund summary" is revised and restated in its entirety as follows:

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards ("GICS") industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund's assets when a subadvisor deems it advisable to do so.

Jennison's Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison's proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company's ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

The information under "Principal risks" in the "Fund summary" is revised to include the following:

Master limited partnership risk. Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; and extreme weather or other natural or man-made disasters.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Although the performance information in the "Past performance" section of the "Fund summary" will remain the same, the first paragraph under "Past performance" is revised and restated as follows:

This bar chart shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based securities market indexes for reference). This information may help provide an indication of the fund's risks by comparing the fund's performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Prior to the close of business on July 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

(Natural Resources Fund - Class A) | (Natural Resources Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014. "Other expenses" have been restated to reflect current transfer agency and service fees.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards ("GICS") industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund's assets when the subadvisor deems it advisable to do so.

Jennison's Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison's proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company's ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Master limited partnership risk. Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; and extreme weather or other natural or man-made disasters.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our website: www.jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 AM and 7:00 PM and on Fridays between 8:00 AM and 6:00 PM, Eastern Time.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhinvestments.com/FundPerformance
(Natural Resources Fund - Class A) | (Natural Resources Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.98%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.46%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	653
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,006
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,382
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,437
(Natural Resources Fund - Class 1) | (Natural Resources Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards ("GICS") industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund's assets when the subadvisor deems it advisable to do so.

Jennison's Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison's proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company's ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Master limited partnership risk. Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; and extreme weather or other natural or man-made disasters.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based securities market indexes for reference). This information may help provide an indication of the fund's risks by comparing the fund's performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Prior to the close of business on July 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

(Natural Resources Fund - Class 1) | (Natural Resources Fund) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.98%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	344
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	603
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,344
(Natural Resources Fund - Class I) | (Natural Resources Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014. "Other expenses" have been restated to reflect current transfer agency and service fees.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards ("GICS") industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund's assets when the subadvisor deems it advisable to do so.

Jennison's Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison's proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company's ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Master limited partnership risk. Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; and extreme weather or other natural or man-made disasters.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our website: www.jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696, between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhinvestments.com/InstitutionalPerformance
(Natural Resources Fund - Class I) | (Natural Resources Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.98%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.44%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	768
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,694
(Natural Resources Fund - Class R6) | (Natural Resources Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards ("GICS") industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund's assets when a subadvisor deems it advisable to do so.

Jennison's Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison's proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company's ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Master limited partnership risk. Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; and extreme weather or other natural or man-made disasters.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our website: www.jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696, between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhinvestments.com/InstitutionalPerformance
(Natural Resources Fund - Class R6) | (Natural Resources Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.98%	[1]
Other expenses	rr_OtherExpensesOverAssets	15.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	16.16%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(15.17%)	[5],[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,098
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,463
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,419
(Natural Resources Fund - Class NAV) | (Natural Resources Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards ("GICS") industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund's assets when the subadvisor deems it advisable to do so.

Jennison's Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison's proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company's ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Master limited partnership risk. Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; and extreme weather or other natural or man-made disasters.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This bar chart shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based securities market indexes for reference). This information may help provide an indication of the fund's risks by comparing the fund's performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Prior to the close of business on July 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

(Natural Resources Fund - Class NAV) | (Natural Resources Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.98%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	576
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,286
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014.
[2]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014.
[3]	"Other expenses" have been restated to reflect current transfer agency and service fees.
[4]	To the extent that expenses of Class A shares exceed 1.58% of average annual net assets (on an annualized basis) attributable to Class A shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.
[5]	The advisor has contractually agreed to waive its advisory fees so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Expense Waiver). The Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Expense Waiver to the extent that expenses of Class R6 shares exceed 1.28% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.